Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 930,076	$ 774,827
Accumulated depreciation	(419,935)	(305,792)
Total	510,141	469,035
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	75,982	75,982
Mobile Consoles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	834,094	678,845
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 20,000	$ 20,000